Loans (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans at Year-End

Loans at year-end were as follows.

	2014	2013
Commercial and Agriculture	$114,186	$115,875
Commercial Real Estate—owner occupied	143,014	161,014
Commercial Real Estate—non-owner occupied	308,666	282,832
Residential Real Estate	268,510	250,691
Real Estate Construction	65,452	39,964
Consumer and Other	15,029	10,865

Total Loans	914,857	861,241
Allowance for loan losses	(14,268)	(16,528)

Net loans	$900,589	$844,713

Loans to Directors and Executive Officers Including Immediate Families

Loans to principal officers, directors, and their affiliates at year-end 2014 and 2013 were as follows.

	2014	2013
Balance—Beginning of year	$9,294	$9,997
New loans and advances	2,700	3,262
Repayments	(2,792)	(3,157)
Effect of changes to related parties	(2,171)	(808)

Balance—End of year	$7,031	$9,294